EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE

2. EARNINGS PER SHARE

The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2015	2014	2013
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$172,929	$151,387	$127,723
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	13,634	11,444	9,064

Earnings allocated to Watsco, Inc. shareholders	$159,295	$139,943	$118,659

Weighted-average common shares outstanding - Basic	32,435,961	32,308,073	32,195,598

Basic earnings per share for Common and Class B common stock	$4.91	$4.33	$3.69

Allocation of earnings for Basic:
Common stock	$146,037	$128,214	$108,690
Class B common stock	13,258	11,729	9,969

	$159,295	$139,943	$118,659

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$172,929	$151,387	$127,723
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	13,626	11,435	9,053

Earnings allocated to Watsco, Inc. shareholders	$159,303	$139,952	$118,670

Weighted-average common shares outstanding - Basic	32,435,961	32,308,073	32,195,598
Effect of dilutive stock options	44,395	50,781	62,470

Weighted-average common shares outstanding - Diluted	32,480,356	32,358,854	32,258,068

Diluted earnings per share for Common and Class B common stock	$4.90	$4.32	$3.68

Diluted earnings per share for our Common stock assumes the conversion of all of our Class B common stock into Common stock as of the beginning of the fiscal year; therefore, no allocation of earnings to Class B common stock is required. At December 31, 2015, 2014 and 2013, our outstanding Class B common stock was convertible into 2,699,710, 2,707,725 and 2,704,832 shares of our Common stock, respectively.

Diluted earnings per share excluded 67,014, 9,984 and 1,066 shares for the years ended December 31, 2015, 2014 and 2013, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.